Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2017
Transactions With Related Parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]
	June 30, 2017	Current	Non-current	December 31, 2016	Current	Non-current

Diana Shipping Inc - Term Loan	$82,617	$82,617	$-	$45,417	$-	$45,417
plus other fees payable to the lenders	9	9	-	200	-	200
less unamortized deferred financing costs	(173)	(173)	-	-	-	-
Related party financing, net of unamortized deferred financing costs	$82,453	$82,453	$-	$45,617	$-	$45,617